STATEMENTS OF COMPREHENSIVE LOSS		12 Months Ended
		Jan. 31, 2025 CAD ($) shares	Jan. 31, 2024 CAD ($) shares	Jan. 31, 2023 CAD ($) shares
OPERATING EXPENSES
Consulting fees		$ 40,000	$ 0	$ 0
Consulting fees – related party	[1]	0	900	1,125
Consulting fees - Option based payments	[2]	33,550	0	98,977
Depreciation		5,475	5,609	8,040
Directors fees		8,500	11,500	8,500
Directors fees - Option based payments	[2]	13,420	0	0
Filing and transfer agent fees		27,893	25,404	31,566
Foreign exchange (gain)loss		(675)	2,354	(10,662)
Investor relations – related party	[1]	132,000	132,000	132,000
Investor relations - Option based payments	[2]	142,834	42,090	333,918
Office and miscellaneous		7,530	15,922	12,049
Office lease & rental costs		87,172	83,204	97,746
Professional fees	[1]	73,376	61,911	95,034
Professional fees - Option based payments	[2]	33,580	0	0
Shareholder information and promotion		5,717	120,174	69,797
Telephone		4,158	4,209	5,667
Travel		22,209	21,036	19,338
Loss before other items		636,739	526,313	903,095
Other items
Finance income		(3,569)	(2,408)	(278)
Loss on disposal of equipment, vehicles and furniture		3	0	222
Nonoperating Income (Expense)		(3,566)	(2,408)	(56)
Net loss and comprehensive loss for the year		$ (633,173)	$ (523,905)	$ (903,039)
Weighted average number of common shares outstanding (basic and diluted) | shares		16,816,969	16,816,969	16,816,969

[1]	Note 10Note 10Note 10Note 10
[2]	Note 8 & 10Note 8 & 10Note 8 & 10Note 8 & 10